The Advisors’ Inner Circle Fund

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated May 1, 2018 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 294 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-42484 and 811-06400), which was filed electronically on April 30, 2018 (Accession No. 0001398344-18-006346).

The Advisors’ Inner Circle Fund

By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux

Title:	Vice President and Secretary

Date:	May 1, 2018